Document and Entity Information	Jun. 20, 2024
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 20, 2024
Entity Registrant Name	Tectonic Therapeutic, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38537
Entity Tax Identification Number	81-0710585
Entity Address Address Line 1	490 Arsenal Way
Entity Address Address Line 2	Suite 210
Entity Address City Or Town	Watertown
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02472
City Area Code	339
Local Phone Number	666-3320
Entity Information Former Legal Or Registered Name	AVROBIO, Inc.
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	TECX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001681087
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	One Broadway
Entity Address Address Line 2	14th Floor
Entity Address City Or Town	Cambridge
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02142